UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 2059
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]is a restatement.

				   [ ]adds new holdings entries.
Institutional Investment Manger Filing this Report:
Name: Somerset Group, LLC
Address: 701 Xenia Ave S, Suite 201
Minneapolis, MN  55416

13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arlene Kielley
Title: Chief Compliance Officer
Phone:  763-208-6987
Signature, Place, and Date of Signing:
Arlene Kielley Minneapolis, Minnesota February 14, 2013
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Mangers: 		None
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total:	137,987
List of Other Included Managers:		None

13-F Report
As of 12/31/2012
Set: All Open Accts  (All Open Accts)                                   FORM 13F INFORMATION TABLE
NAME OF ISSUER                         TITLE               VALUE        SHARES/  SH/  PUT/ INVSTMT VOTING AUTHORITY
				     OF CLASS	    CUSIP (X$1000)	PRN AMT	PRN   CALL DSCRETN SOLE SHARED   NONE
MAJESCO ENTERTAINMENT                   COM      560690208   11        10,000   SH         SOLE     0    0     10,000
CALL ON MMM 07/20/13 @ 97               OPT      9HA9967B1   26        10,000        CALL  SOLE     0    0     10,000
STAR SCIENTIFIC INC                     COM      85517P101   27        10,000   SH         SOLE     0    0     10,000
Johnson & Johnson                       COM      478160104   213        3,039   SH         SOLE     0    0      3,039
Copano Energy LLC                       MLP      217202100   231        7,300   SH         SOLE     0    0      7,300
Sanmina SCI Corporation                 COM      800907206   235       21,202   SH         SOLE     0    0     21,202
General Electric                        COM      369604103   246       11,706   SH         SOLE     0    0     11,706
Whirlpool Corp                          COM      96332010    264        2,597   SH         SOLE     0    0      2,597
iShares S&P NA Tech. Sec. Idx. F        ETF      464287549   270        4,000   SH         SOLE     0    0      4,000
Texas Instruments Inc                   COM      882508104   309       10,000   SH         SOLE     0    0     10,000
SPDR S&P 500 ETF TR                     ETF      78462F103   328        2,305   SH         SOLE     0    0      2,305
ATLAS PIPELINE PARTNERS                 MLP      49392103    361       11,435   SH         SOLE     0    0     11,435
Vanguard Small Cap                      ETF      922908751   364        4,505   SH         SOLE     0    0      4,505
MARKWEST ENERGY PARTN                   MLP      570759100   365        7,150   SH         SOLE     0    0      7,150
ISHARES DJ US FINL                      ETF      464287788   400        6,589   SH         SOLE     0    0      6,589
SPDR Energy Select Sector               ETF      81369Y506   402        5,625   SH         SOLE     0    0      5,625
COSTCO WHSL CORP                        COM      22160K105   405        4,100   SH         SOLE     0    0      4,100
Amazon.com, Inc.                        COM      23135106    416        1,660   SH         SOLE     0    0      1,660
ISHARES SILVER TRUST                    ETF      46428Q109   419       14,274   SH         SOLE     0    0      14,274
Northern Tr Corp                        COM      665859104   426        8,500   SH         SOLE     0    0       8,500
Caterpillar Inc                         COM      149123101   442        4,933   SH         SOLE     0    0       4,933
Bank of Amer Corp 8.6250%               PFD      60505559    511       20,000   SH         SOLE     0    0      20,000
iShares S&P Mid Cap 400 Growt           ETF      464287606   570        4,983   SH         SOLE     0    0       4,983
Williams Partners L.P.                  MLP      96950F104   578       11,885   SH         SOLE     0    0      11,885
HMS Holdings Corp                       COM      40425J101   602       23,229   SH         SOLE     0    0      23,229
MARKET VECTORS HIGH YIE                 ETF      57060U878   617       18,780   SH         SOLE     0    0      18,780
iShares Iboxx$ High Yield               ETF      464288513   673        7,213   SH         SOLE     0    0       7,213
PIMCO 15 YR US TIPS INDX                ETF      72201R304   717       10,007   SH         SOLE     0    0      10,007
Clean Energy Fuels Corp                 COM      184499101   728       58,435   SH         SOLE     0    0      58,435
Entergy Transfer Equity                 MLP      29273V100   756       16,630   SH         SOLE     0    0      16,630
NASDAQ 100 INDEX TRACKI                 ETF      73935A104   763       11,711   SH         SOLE     0    0      11,711
Pepsico                                 COM      713448108   936       13,684   SH         SOLE     0    0      13,684
Rydex ETF Trust                         ETF      78355W106   953       17,870   SH         SOLE     0    0      17,870
Deere & Co                              COM      244199105   1,030     11,917   SH         SOLE     0    0      11,917
iShares S&P US Pfd Stk Index Fd         PFD      464288687   1,108     27,955   SH         SOLE     0    0      27,955
Google Inc.                             COM      38259P508   1,172      1,657   SH         SOLE     0    0       1,657
NextEra Energy Inc                      COM      65339F101   1,255     18,138   SH         SOLE     0    0      18,138
Chevron Corporation                     COM      166764100   1,260     11,654   SH         SOLE     0    0      11,654
Salesforce Com                          COM      79466L302   1,339      7,963   SH         SOLE     0    0       7,963
WHOLE FOODS MKT INC                     COM      966837106   1,429     15,681   SH         SOLE     0    0      15,681
McDonalds Corporation                   COM      580135101   1,434     16,255   SH         SOLE     0    0      16,255
EMC Corp Mass                           COM      268648102   1,540     60,854   SH         SOLE     0    0      60,854
Dominion Resources                      COM      25746U109   1,556     30,048   SH         SOLE     0    0      30,048
Lululemon Athletica Inc                 COM      550021109   1,565     20,526   SH         SOLE     0    0      20,526
Union Pacific Corp                      COM      907818108   1,609     12,796   SH         SOLE     0    0      12,796
Procter & Gamble Company                COM      742718109   1,611     23,731   SH         SOLE     0    0      23,731
Travelers Companies Inc                 COM      89417E109   1,723     23,995   SH         SOLE     0    0      23,995
Ford Motor Company                      COM      345370860   1,724    133,140   SH         SOLE     0    0     133,140
EDWARDS LIFESCIENCES CO                 COM      28176E108   1,853     20,553   SH         SOLE     0    0      20,553
ALERIAN MLP ETF                         ETF      00162Q866   1,865    116,931   SH         SOLE     0    0     116,931
Exxon Mobil Corporation                 COM      30231G102   1,941     22,429   SH         SOLE     0    0      22,429
Omnicare Inc                            COM      681904108   2,119     58,705   SH         SOLE     0    0      58,705
Perrigo Co                              COM      714290103   2,133     20,508   SH         SOLE     0    0      20,508
iShares Barclays Aggregate Bond         ETF      464287226   2,193     19,742   SH         SOLE     0    0      19,742
Apple Inc.                              COM      37833100    2,351      4,418   SH         SOLE     0    0       4,418
International Business Machines         COM      459200101   2,414     12,603   SH         SOLE     0    0      12,603
Vanguard REIT ETF                       ETF      922908553   2,575     39,137   SH         SOLE     0    0      39,137
Ventas Inc                              COM      92276F100   2,626     40,575   SH         SOLE     0    0      40,575
SPDR Barclays Capital                   ETF      78464A417   2,782     68,338   SH         SOLE     0    0      68,338
Weyerhaeuser Co                         COM      962166104   2,797    100,523   SH         SOLE     0    0     100,523
Wells Fargo & Co New                    COM      949746101   2,967     86,799   SH         SOLE     0    0      86,799
Ishares Dj US Home Const                ETF      464288752   2,969    140,318   SH         SOLE     0    0     140,318
PIMCO ETF TR                            ETF      72201R775   3,366     30,870   SH         SOLE     0    0      30,870
JPMorgan Alerian MLP Index ET           ETN      46625H365   3,780     98,279   SH         SOLE     0    0      98,279
iShares IBoxx $ Invest Grade Cor        ETF      464287242   3,852     31,838   SH         SOLE     0    0      31,838
SPDR Gold Trust                         ETF      78463V107   6,137     37,877   SH         SOLE     0    0      37,877
iShares Trust Barclays Tips Bond        ETF      464287176   7,899     65,062   SH         SOLE     0    0      65,062
U.S. Bancorp                            COM      902973304   10,296   322,368   SH         SOLE     0    0     322,368
3M Company                              COM      88579Y101   12,623   135,951   SH         SOLE     0    0     135,951
C.H. Robinson Worldwide                 COM      12541W209   20,529   324,720   SH         SOLE     0    0     324,720